Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.faegredrinker.com

July 1, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   FlowStone Opportunity Fund (Registration Nos. 811-23352,

 333-225212) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. The purpose of this amendment is to update the financial statements of the Fund and to make certain other non-material changes.

The prospectus and statement of additional information relating to the Registration Statement are substantially similar to those included in the Fund’s POS 8C filing made on April 17, 2020 (Accession No. 0001104659-20-048119). The differences between the Registration Statement and the Fund’s POS 8C filing include the inclusion of the Fund’s audited financial statements for the fiscal period ended March 31, 2020 and other non-substantive changes, including those that relate to certain items required by Form N-2 to be updated.

Subject to the Staff’s approval, it is the Registrant’s intent that the Registration Statement become effective on or before July 31, 2020. We will file a formal request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement.

The Registrant notes that going forward under the new rules applicable to the offering and registration processes for closed-end funds, annual updating amendments may be made pursuant to Rule 486(b) under the 1933 Act, assuming there are no material changes. The Registrant represents that if those rules were effective now, the Registration Statement would meet all the requirements for automatic effectiveness.

Questions and comments may be directed to the undersigned at (215) 988-2738.

Very truly yours,

/s/ Joshua Lindauer
Joshua Lindauer

cc:   Joshua B. Deringer

David L. Williams